Equity_Details of changes in shares of the group issued (Details)	12 Months Ended
	Dec. 31, 2019 shares
Changes in number of shares outstanding [Abstract]
Description Of changes in numbers of issued shares of common stock	Date of incorporation : The number of shares issued by Woori Bank at the end of the business combination period is 676,000,000. When Woori Financial Group Inc. was established, 4,164,306 shares were issued as a result of stock comprehensive exchange with Woori Bank which is a shareholder of Woori FIS Co., Ltd., Woori Finance Management Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Private Equity Asset Management Co., Ltd., and Woori Fund Service Co., Ltd. Increase : New stocks were issued for the comprehensive stock exchange which was to transfer Woori Card Co., Ltd., as a first level of subsidiary from second-tier subsidiary in September, 2019.
Number of shares issued at the date of incorporation due to stock comprehensive exchange	4,164,306
Ordinary share
Reconciliation of number of shares outstanding [Line Items]
Date of incorporation	680,164,306
Changes in number of shares outstanding [Abstract]
Increase	42,103,377	[1]
Decrease	0
Ending Balance	722,267,683	[2]

[1]	New stocks were issued for the comprehensive stock exchange which was to transfer Woori Card Co., Ltd., as a first level of subsidiary from second-tier subsidiary in September, 2019.
[2]	The number of shares issued by Woori Bank at the end of the business combination period is 676,000,000. When Woori Financial Group Inc. was established, 4,164,306 shares were issued as a result of stock comprehensive exchange with Woori Bank which is a shareholder of Woori FIS Co., Ltd., Woori Finance Management Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Private Equity Asset Management Co., Ltd., and Woori Fund Service Co., Ltd.